Average Annual Total Returns - BrandywineGLOBAL - Global Unconstrained Bond Fund	Mar. 01, 2021
Class A
Average Annual Return:
1 Year	4.18%
5 Years	3.27%
Since Inception	2.90%
Inception Date	Feb. 28, 2011
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	3.92%
5 Years	2.72%
Since Inception	1.99%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.46%
5 Years	2.29%
Since Inception	1.90%
Class C1
Average Annual Return:
1 Year	6.10%
5 Years	3.31%
Since Inception	2.67%
Inception Date	Feb. 28, 2011
Class FI
Average Annual Return:
1 Year	6.61%
5 Years	3.83%
Since Inception	3.38%
Inception Date	Oct. 31, 2011
Class R
Average Annual Return:
1 Year	6.32%
5 Years	3.48%
Since Inception	3.05%
Inception Date	Oct. 31, 2011
Class I
Average Annual Return:
1 Year	6.89%
5 Years	4.10%
Since Inception	3.50%
Inception Date	Feb. 28, 2011
Class IS
Average Annual Return:
1 Year	7.08%
5 Years	4.22%
Since Inception	2.50%
Inception Date	Mar. 01, 2013
Class C
Average Annual Return:
1 Year	4.85%
5 Years	3.09%
Since Inception	2.06%
Inception Date	Aug. 01, 2012